Loan Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Loan Receivable, Net [Abstract]
Schedule of Loan Receivable, Net

Loan receivable, net consisted of the following:

	As of December 31,
	2024	2023

Unsecured loan receivable from third parties (1)	$1,625,914	$1,318,998
Allowance for credit losses	(273,999)	(281,694)
Loan receivable, net	$1,351,915	$1,037,304

(1)	As of December 31, 2024, loans to third parties represent the balance the Group lend to various third-parties for their working capital needs at rate of 0%-5% per annum.